Related party transactions	12 Months Ended
Mar. 31, 2011
Related party transactions [Abstract]
Related party transactions

5.	Related party transactions

Sony accounts for its investments in affiliated companies over which Sony has significant influence under the equity method. In addition, investments in general partnerships in which Sony does not have a controlling interest and limited partnerships are also accounted for under the equity method if more than minor influence over the operation of the investee exists (generally through more than 3-5% ownership). Significant investments at March 31, 2011 of this nature include, but are not limited to, Sony’s interest in Sony Ericsson Mobile Communications AB (“Sony Ericsson”) (50%) and S-LCD Corporation (“S-LCD”) (50% minus 1 share).

The summarized combined financial information that is based on information provided by the equity investees including information for significant equity affiliates and the reconciliation of such information to the consolidated financial statements is shown below:

Balance Sheets

	Yen in millions
	March 31, 2010
	Sony
	Ericsson	S-LCD	Others	Total

Current assets	322,537	161,571	133,606	617,714
Noncurrent assets	98,375	300,206	127,237	525,818

Total assets	420,912	461,777	260,843	1,143,532

Current liabilities	341,087	102,538	100,829	544,454
Long-term liabilities and noncontrolling interests	23,837	22,443	54,306	100,586
Stockholders’ equity	55,988	336,796	105,708	498,492
Percentage of ownership in equity investees	50%	50%	20%-50%
Equity investment and undistributed earnings of affiliated companies, before consolidating and reconciling adjustments	27,994	168,398
Consolidation and reconciling adjustments:
Other	(1,088)	61

Investment in and advances to equity investees at cost plus equity in undistributed earnings since acquisition	26,906	168,459	33,686	229,051

	Yen in millions
	March 31, 2011
	Sony
	Ericsson	S-LCD	Others	Total

Current assets	254,858	188,903	183,597	627,358
Noncurrent assets	92,925	233,988	137,720	464,633

Total assets	347,783	422,891	321,317	1,091,991

Current liabilities	282,857	71,572	166,056	520,485
Long-term liabilities and noncontrolling interests	8,089	29,696	61,036	98,821
Stockholders’ equity	56,837	321,623	94,225	472,685
Percentage of ownership in equity investees	50%	50%	20%-50%
Equity investment and undistributed earnings of affiliated companies, before consolidating and reconciling adjustments	28,419	160,812
Consolidation and reconciling adjustments:
Other	(79)	—

Investment in and advances to equity investees at cost plus equity in undistributed earnings since acquisition	28,340	160,812	32,841	221,993

Statements of Income

	Yen in millions
	Fiscal year ended March 31, 2009
	Sony
	Ericsson	S-LCD	Others	Total

Net revenues	1,459,259	670,311	550,691	2,680,261

Operating income (loss)	(92,762)	1,393	15,475	(75,894)
Other income (expense), net	12,599	11,191

Income (loss) before income taxes	(80,163)	12,584
Income tax (expense) benefit	23,888	(626)
Net income (loss) attributable to noncontrolling interests	(3,434)	—

Net income (loss) attributable to controlling interests	(59,709)	11,958	4,898	(42,853)
Percentage of ownership in equity investees	50%	50%	20%-50%
Equity in net income (loss) of affiliated companies, before consolidating and reconciling adjustments	(29,855)	5,979
Consolidation and reconciling adjustments:
Other	(400)	916

Equity in net income (loss) of affiliated companies	(30,255)	6,895	(1,749)	(25,109)

	Yen in millions
	Fiscal year ended March 31, 2010
	Sony
	Ericsson	S-LCD	Others	Total

Net revenues	837,149	796,575	323,576	1,957,300

Operating income (loss)	(81,385)	3,825	29,686	(47,874)
Other income (expense), net	(4,676)	(4,055)

Income (loss) before income taxes	(86,061)	(230)
Income tax (expense) benefit	20,470	53
Net income (loss) attributable to noncontrolling interests	(3,318)	—

Net income (loss) attributable to controlling interests	(68,909)	(177)	17,064	(52,022)
Percentage of ownership in equity investees	50%	50%	20%-50%
Equity in net income (loss) of affiliated companies, before consolidating and reconciling adjustments	(34,455)	(89)
Consolidation and reconciling adjustments:
Other	(59)	476

Equity in net income (loss) of affiliated companies	(34,514)	387	3,892	(30,235)

	Yen in millions
	Fiscal year ended March 31, 2011
	Sony
	Ericsson	S-LCD	Others	Total

Net revenues	673,464	807,955	268,604	1,750,023

Operating income (loss)	16,453	12,527	17,630	46,610
Other income (expense), net	(1,572)	(4,119)

Income (loss) before income taxes	14,881	8,408
Income tax (expense) benefit	(6,065)	3,094
Net income (loss) attributable to noncontrolling interests	(520)	—

Net income (loss) attributable to controlling interests	8,296	11,502	8,895	28,693
Percentage of ownership in equity investees	50%	50%	20%-50%
Equity in net income (loss) of affiliated companies, before consolidating and reconciling adjustments	4,148	5,751
Consolidation and reconciling adjustments:
Other	7	1,463

Equity in net income (loss) of affiliated companies	4,155	7,214	2,693	14,062

Sony Ericsson, a 50/50 joint venture with Telefonaktiebolaget LM Ericsson focused on mobile phone handsets, was established in October 2001 and is included in affiliated companies accounted for under the equity method. Sony Ericsson purchases several key components such as camera modules, memory, batteries and liquid crystal display (“LCD”) panels from Sony. Sony received dividends of 23,363 million yen in September 2008 from Sony Ericsson.

S-LCD, a joint venture with Samsung Electronics Co., Ltd. focused on manufacturing amorphous TFT panels, was established in April 2004 with Sony’s ownership interest of 50% minus 1 share. Sony invested 13,273 million yen in S-LCD during the fiscal year ended March 31, 2009. S-LCD is strategic to Sony’s television business as it provides a source of high quality large screen LCD panels to differentiate Sony’s Bravia LCD televisions.

On October 1, 2008, Sony acquired Bertelsmann AG’s 50% equity interest in SONY BMG MUSIC ENTERTAINMENT (“SONY BMG”). As a result of this acquisition, SONY BMG became a wholly owned subsidiary of Sony and its results are consolidated from the acquisition date. The summarized financial information for SONY BMG for the six months ended September 30, 2008 is included in Others in the table above. SONY BMG was established as a 50/50 joint venture on August 1, 2004 when Sony combined its recorded music business, except for the operations of its recorded music business in Japan, with the recorded music business of Bertelsmann AG. As a result, the operations of SONY BMG were accounted for under the equity method from August 1, 2004 until Sony’s acquisition of the remaining 50% equity interest.

There was no significant difference between Sony’s proportionate share in the underlying net assets of the investees and the carrying value of investments in affiliated companies at March 31, 2010 and 2011.

There were no affiliated companies accounted for under the equity method with a market quotation at March 31, 2010 and 2011.

The number of affiliated companies accounted for under the equity method at March 31, 2010 and 2011 were 73 and 82, respectively.

Account balances and transactions with affiliated companies accounted for under the equity method are presented below:

	Yen in millions
	March 31
	2010	2011

Accounts receivable, trade	21,467	18,631

Accounts payable, trade	61,360	45,434

	Yen in millions
	Fiscal year ended March 31
	2009	2010	2011

Sales	204,578	132,937	96,164

Purchases	332,286	309,550	383,922

Dividends from affiliated companies accounted for under the equity method for the fiscal years ended March 31, 2009, 2010 and 2011 were 40,361 million yen, 5,948 million yen and 2,583 million yen, respectively.